Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Issued common shares (in shares)	148,661,312	128,528,515
Weighted average number of Common Shares - Basic (in shares)	141,580,917	105,221,907
Weighted average number of Common Shares - Diluted (in shares)	141,580,917	105,221,907
Diluted net loss per share (in USD per share)	$ (2.04)	$ (1.18)
Basic net loss per share (in USD per share)	$ (2.04)	$ (1.18)